Cash Dividends paid to the Parent Company (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates
Cash dividends paid to the Parent Company for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019		2018	2017
Cash dividends received from consolidated subsidiaries	￦	287,549	61,985	—
Cash dividends received from associates		2 2 7,500	149,815	89,063

	￦	515,049	211,800	89,063